10. INVENTORY, NET	12 Months Ended
Dec. 31, 2018
Inventory Net
10. INVENTORY, NET

As of December 31, 2018 and 2017, inventory is detailed as follows:

Classes of inventory	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$
Wine in bulk (a)	191,359,449	154,421,580
Bottled wines (b)	61,121,747	54,032,816
Semi-elaborared wines	6,287,492	5,945,781
Liquors	2,598,860	4,273,575
Material and Supplies (c)	13,061,424	12,816,687
Other Products (d)	2,960,814	4,242,652
Total inventory, net	277,389,786	235,733,091

(a)	Within “Wine in bulk” is included the non-bottled wine.

(b)	Within bottled wines is included the wine once concluded the bottling process.

(c)	In material and supplies are included all those necessary resources for the wine production.

(d)	In other products are all those inventory not included in the above lines, such as beverages other than wine and merchandising material.

 Changes of estimates to obsolescence are as follows:

	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Beginning balance	(1,747,589)	(2,306,166)	(2,481,150)
Estimation of obsolescence	(1,786,299)	(1,339,215)	(1,114,952)
Application of the estimation	1,546,116	1,897,792	1,289,936
Total	(1,987,772)	(1,747,589)	(2,306,166)

From total cost of sale, the amounts corresponding to direct costs are as follows:

	As of December 31, 2018 ThCh$	As of December 31, 2017 ThCh$	As of December 31, 2016 ThCh$
Direct cost	378,810,873	382,485,664	385,682,789

There is no inventory pledged as collateral for debt compliance.

There is no non-current inventory as of December 31, 2018 and 2017, because it is available for sale to the public once it is produced. The stocks for which technical or elaboration involves a cycle of more than twelve months represent a marginal total.